As filed with the Securities and Exchange Commission on
                            December 13    , 1995
                                                   Registration No. 2-98790
                                                                   811-4345
-----------------------------------------------------------------
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                             ----------------
                                 FORM N-1A
                                                                       ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                      ----
                                                                       ----
                        Pre-Effective Amendment No.                   /   /
                                                                      ----
                                                                       ----
                  Post-Effective Amendment No.    13                  / X /
                                    and                               ----
                                                                       ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       / X /
                                ACT OF 1940                           ----
                                                                       ----
                             Amendment No. 13                         / X /
                     (Check appropriate box or boxes)                 ----
                              ---------------
                       PUTNAM TAX-FREE INCOME TRUST
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

            Registrant's Telephone Number, including Area Code
                              (617) 292-1000
                              --------------
           It is proposed that this filing will become effective
                          (check appropriate box)
 ----
/    X      / immediately upon filing pursuant to paragraph (b)
----
 ----
/          /  on December 1, 1995 pursuant to paragraph (b)
----
 ----
/   /    60 days after filing pursuant to paragraph (a)(1)
----
 ----
/   /    on (date) pursuant to paragraph (a)(1)
----
 ----
/   /    75 days after filing pursuant to paragraph (a)(2)
----
 ----
/   /    on (date) pursuant to paragraph (a)(2) of Rule 485.
----
If appropriate, check the following box:
 ----
/   /    this post-effective amendment designates a new
----          effective date for a previously filed post-effective
              amendment.

                              --------------
                      JOHN R. VERANI, Vice President
                       PUTNAM TAX-FREE INCOME TRUST
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110

       The Registrant has registered an indefinite number or
amount of securities under the Securities Act of 1933 pursuant to
Rule 24f-2.  A Rule 24f-2 notice for the fiscal year ended July
31, 1995 was filed on September    27    , 1995.

   Putnam Tax-Free High Yield Fund


                                  CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                               Proposed       Proposed
                                maximum        maximum
              Amount           offering       aggregate      Amount of
Title of securities              being        price per      offering       registration
being registeredregistered       unit*         price**          fee
-----------------------------------------------------------------------------------------
Shares of Beneficial
Interest                     960,973     shs.   $15.27       $290,000          $100.00
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

   * Based on offering price per share on November 29, 1995.
  ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.
     The total amount of securities    of Putnam Tax-Free High Yield Fund     redeemed
     or repurchased during the Registrant's         previous fiscal year was
        35,681,139     shares,    34,735,589     of which have been used         for
     reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) under said Act in the
             current fiscal year, and    945,550 of which are being used for such
     reduction in this Amendment.

Putnam Tax-Free Insured Fund


                                  CALCULATION OF REGISTRATION FEE

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                               Proposed       Proposed
                                maximum        maximum
              Amount           offering       aggregate      Amount of
Title of securities              being        price per      offering       registration
being registeredregistered       unit*         price**          fee
-----------------------------------------------------------------------------------------
Shares of Beneficial
Interest                    2,691,331 shs.     $16.10        $290,000          $100.00
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

   * Based on offering price per share on November 29, 1995.
  ** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.
     The total amount of securities of Putnam Tax-Free Insured Fund redeemed or repurchased during the Registrant's previous fiscal year was 9,897,518 shares,
     7,223,209 of which have been used for reductions pursuant to Rule 24e-2(a) or Rule
     24f-2(c) under said Act in the current fiscal year, and 2,674,309     of which are
     being used for such reduction         in this Amendment.

                       PUTNAM TAX-FREE INCOME TRUST

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))

Part A

N-1A Item No.                          Location

1.  Cover Page.......................  Cover page

2.  Synopsis.........................  Expenses summary

3.  Condensed Financial Information..  Financial highlights;
                                       How performance is shown

4.  General Description of
    Registrant.......................  Objective; How the fund pursues its objective;
                                       Organization and history

5.  Management of the Fund..........   Expenses summary; How
                                       the fund is managed;
                                       About Putnam
                                       Investments, Inc.

5A. Management's Discussion of Fund
    Performance......................  (Contained in the annual report of the
                                       Registrant)

6.  Capital Stock and Other
    Securities.......................  Cover page; Organization and history; How the
                                       fund makes
                                       distributions to
                                       shareholders; tax
                                       information

7.  Purchase of Securities Being
    Offered..........................  How to buy shares;
                                       Distribution plans; How
                                       to sell shares; How to
                                       exchange shares; How the
                                       fund values its shares

8.  Redemption or Repurchase.........  How to buy shares; How to sell shares; How to
                                       exchange shares;
                                       Organization and history

9.  Pending Legal Proceedings........  Not applicable
Part B


N-1A Item No.                          Location

10. Cover Page.......................  Cover page

11. Table of Contents................  Cover page

12. General Information and History.   Organization and history
                                       (Part A)

13. Investment Objectives and
    Policies.........................  How the fund pursues its objective is pursued
                                       (Part A); Investment
                                       restrictions;
                                       Miscellaneous investment
                                       practices

14. Management of the Registrant.....  Management (Trustees;
                                       Officers); Additional
                                       officers

15. Control Persons and Principal
    Holders of Securities............  Management (Trustees;
                                       Officers); Charges and
                                       expenses (Share
                                       ownership)

16. Investment Advisory and Other
    Services.........................  Management (Trustees;
                                       Officers; The management
                                       contract; Principal
                                       underwriter; Investor
                                       servicing agent and
                                       custodian); Charges and
                                       expenses; Distribution
                                       plans; Independent
                                       accountants and
                                       financial statements

17. Brokerage Allocation............   Management (Portfolio
                                       transactions); Charges
                                       and expenses

18. Capital Stock and Other
    Securities.......................  Organization and history
                                       (Part A); How the fund
                                       makes distributions to
                                       shareholders; tax
                                       information (Part A);
                                       Suspension of
                                       redemptions

19. Purchase, Redemption and Pricing
    of Securities Being Offered......  How to buy shares (Part
                                       A); How to sell shares
                                       (Part A); How to
                                       exchange shares (Part
                                       A); How to buy shares;
                                       Determination of net
                                       asset value; Suspension
                                       of redemptions

20. Tax Status.......................  How the fund makes
                                       distributions to
                                       shareholders; tax
                                       information (Part A);
                                       Taxes

21. Underwriters.....................  Management (Principal
                                       underwriter); Charges
                                       and expenses

22. Calculations of Performance Data.  How performance is shown
                                       (Part A); Investment
                                       performance; Standard
                                       performance measures

23. Financial Statements.............  Independent accountants and financial statements

Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

    (The prospectuses and statement of additional information for Putnam Tax-Free Income Trust are incorporated by reference from Post-Effective Amendment No. 12 to the Trust's
Registration Statement, File No. 2-98790 filed on December 1,
1995.)

                       PUTNAM TAX-FREE INCOME TRUST

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Index to Financial Statements and Supporting
              Schedules:

              (1)  Financial Statements:

                   Statements of assets and liabilities -- July
                   31, 1995(a).
                   Statements of operations -- year ended July
                   31, 1995(a).
                   Statements of changes in net assets -- years ended July 31, 1995 and 1994(a).
                   Financial highlights(a)(b).
                   Notes to financial statements(a).

              (2)  Supporting Schedules:

                   Schedule I -- Portfolios of investments owned
                   -- July 31, 1995(a).
                   Schedules II through IX omitted because the required matter is not present.

                   (a)  Incorporated by reference into Parts A
                        and B.
                   (b)  Included in Part A.

-------------------------
         (b)  Exhibits:

              1.   Agreement and Declaration of Trust, as
                   amended and restated July 21, 1993 --
                   Incorporated by reference to Post-Effective
                   Amendment No. 10 to the Registrant's
                   Registration Statement.
              2.   Bylaws, as amended February 1, 1994 --
                   Incorporated by reference to Post-Effective
                   Amendment No. 11 to the Registrant's
                   Registration Statement.
              3.   Not applicable.
              4a. Specimen share certificates -- Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement.
              4b. Portions of Agreement and Declaration of Trust Relating to Shareholder's Rights -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
              4c. Portions of Bylaws Relating to Shareholder's Rights -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
              4d. Class M Specimen share certificate for Putnam Tax-Free High Yield Fund -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
              4e.  Class M Specimen share certificate for Putnam
                   Tax-Free Insured Fund --    Incorporated by
                   reference to Post-Effective Amendment No. 12
                   to the Registrant's Registration
                   Statement.
              5.   Management Contract for Putnam Tax-Free
                   Income Trust dated July 26, 1985, as amended
                   and restated as of July 1, 1994 --
                   Incorporated by reference to Post-Effective
                   Amendment No. 11 to the Registrant's
                   Registration Statement.
              6a. Distributors' Contract for Putnam Tax-Free Insured Fund dated May 6, 1994 --Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
                   Distributors' Contract for Putnam Tax-Free
                   High Yield Fund -- Incorporated by reference
                   to Post-Effective Amendment No. 11 to the
                   Registrant's Registration Statement.
              6b. Form of Specimen Dealer Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
              6c. Form of Specimen Financial Institution Sales Contract -- Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
              7.   Not applicable.
              8. Custodian Agreement dated May 3, 1991 with Putnam Fiduciary Trust Company --Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
              9. Investor Servicing Agency Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
              10. Opinion of Ropes & Gray, including consent for Putnam Tax-Free Income Trust -- Exhibit
                      1    .

                      11.    Not applicable.
              12.  Not applicable.
              13. Investment Letter from Putnam Investment Management, Inc. to the Registrant --
                      Incorporated by reference to Post-
                   Effective Amendment No. 12 to the
                   Registrant's Registration Statement    .
              14.  Not applicable.
              15a. Class A Distribution Plan and Agreement for
                   Putnam Tax-Free Insured Fund dated September
                   19, 1993 -- Incorporated by reference to
                   Post-Effective Amendment No. 10 to the
                   Registrant's Registration Statement.
              15b. Class B Distribution Plan and Agreement for
                   Putnam Tax-Free Insured Fund, as revised
                   August 23, 1993 -- Incorporated by reference
                   to Post-Effective Amendment No. 10 to the
                   Registrant's Registration Statement.
              15c. Class A Distribution Plan and Agreement for
                   Putnam Tax-Free High Yield Fund dated
                   September 19, 1993 -- Incorporated by
                   reference to Post-Effective Amendment No. 10
                   to the Registrant's Registration Statement.
              15d. Class B Distribution Plan and Agreement for
                   Putnam Tax-Free High Yield Fund, as revised
                   August 23, 1993 -- Incorporated by reference
                   to Post-Effective Amendment No. 10 to the
                   Registrant's Registration Statement.
              15e. Class M Distribution Plan and
                   Agreement for Putnam Tax-Free High Yield Fund -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.
              15f. Class M Distribution Plan and
                   Agreement for Putnam Tax-Free Insured Fund --
                      Incorporated by reference to Post-
                   Effective Amendment No. 12 to the
                   Registrant's Registration Statement.
              15g. Form of Specimen Dealer Service Agreement --
                   Incorporated by reference to Post-Effective
                   Amendment No. 8 to the Registrant's
                   Registration Statement.
              15h. Form of Specimen Financial Institution
                   Service Agreement - Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
              16a. Schedules for computation of performance
                   quotations for Putnam Tax-Free High Yield
                   Fund --    Incorporated by reference to Post-
                   Effective Amendment No. 12 to the
                   Registrant's Registration Statement.
              16b. Schedules for computation of performance
                   quotations for Putnam Tax-Free Insured Fund -
                   -    Incorporated by reference to Post-
                   Effective Amendment No. 12 to the
                   Registrant's Registration Statement.
              17a. Financial Data Schedule for Putnam Tax-Free
                   Insured Fund - Class A shares -- Exhibit
                      2    .
              17b. Financial Data Schedule for Putnam Tax-Free
                   Insured Fund - Class B shares -- Exhibit
                      3    .
              17c. Financial Data Schedule for Putnam Tax-Free
                   Insured Fund - Class M shares -- Exhibit
                      4    .
              17d. Financial Data Schedule for Putnam Tax-Free
                   High Yield Fund - Class A shares -- Exhibit
                      5    .
              17e. Financial Data Schedule for Putnam Tax-Free
                   High Yield Fund - Class B shares -- Exhibit
                      6    .
              17f. Financial Data Schedule for Putnam Tax-Free
                   High Yield Fund - Class M shares -- Exhibit
                      7    .
              18.  Rule 18f-3(d) Plan --    Incorporated by
                   reference to Post-Effective Amendment No. 12 to the Registrant's Registration
                   Statement.

Item 25. Persons Controlled by or under Common Control with
         Registrant

         None.

Item 26. Number of Holders of Securities

         As of    October     31, 1995 the number of each fund's
record holders of each class of securities of the Registrant is as follows:

                                     Number of record holders
                                  ------------------------------
                                  Class A     Class B    Class M
                                  -------     -------    -------
Putnam Tax-Free High Yield Fund    16,065      39,620    105
Putnam Tax-Free Insured Fund        5,403      10,516      6

Item 27.   Indemnification

           The information required by this item is incorporated by reference from the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No.
811-4345).

Item 28. Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                      NON-PUTNAM BUSINESS AND OTHER
    CONNECTIONS


Gail S. Attridge          Prior to November, 1993, International
Vice President              Analyst, Keystone Custodian Funds,
                          200 Berkeley Street, Boston, MA
                          02116

James D. Babcock          Prior to June, 1994, Interest
Assistant Vice President    Supervisor, Salomon Brothers, Inc.
                          7 World Trade Center, New York, NY
                          10048

Robert K. Baumbach        Prior to August, 1994, Vice President
Vice President              and Analyst, Keystone Custodian
                            Funds, 200 Berkeley St., Boston, MA
                            02110

Janet S. Becker           Prior to July, 1995, National Account
Assistant Vice President    Manager for Booz-Allen & Hamilton,
                            American Express Travel Management
                            Services, 100 Cambridge Park Drive,
                            02140; Prior to August, 1994,
                            Account Manager, Hilton at Dedham
                            Place, Dedham, MA 02026

Sharon A. Berka           Prior to January, 1994, Vice
Vice President              President - Compensation Manager,
                            BayBanks, Inc., 175 Federal Street,
                            Boston, MA 02110

Matthew G. Bevin          Prior to February, 1995, Consultant,
Assistant Vice President    SEI Corporation, 680 East Swedesford
                            Road, Wayne, PA 19807

Thomas Bogan              Prior to November, 1994, Analyst
Senior Vice President       Lord, Abbett & Co., 767 Fifth
                            Avenue, New York, NY 10153

Michael F. Bouscaren      Prior to May, 1994, President and
Senior Vice President       Chairman of the Board of Directors
                            at Salomon Series Funds, Inc. and a
                            Director of Salomon Brothers Asset
                            Management, 7 World Trade Center,
                            New York, NY 10048

Brett Browchuk            Prior to April, 1994, Managing
Managing Director           Director, Fidelity Investments, 82
                            Devonshire St., Boston, MA 02109

Andrea Burke              Prior to August, 1994, Vice President
Vice President              and Portfolio Manager, Back Bay
                            Advisors, 399 Boylston St., Boston,
                            MA 02116

Susan Chapman             Prior to June, 1995, Vice President,
Senior Vice President       Forbes, Walsh, Kelly & Company,
                            Inc., 17 Battery Place, New York, NY
                            10004

Steven Cheshire           Prior to January, 1994, Assistant
Vice President              Vice President, Wellington
                            Management, 75 State Street, Boston,
                            MA 02109

Louis F. Chrostowski      Prior to August, 1995, Manager of
Vice President              Compensation and Benefits, Itek
                            Optical Systems, 10 MacGuire Rd.,
                            Lexington, MA 02173

Judith S. Deming          Prior to May, 1995, Asset Manager,
Assistant Vice President    Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

John A. DeTore            Prior to January, 1994, Director of
Managing Director           Quantitative Portfolio Management,
                            Wellington Management, 75 State
                            Street, Boston, MA 02109

Theodore J. Deutz         Prior to January, 1995, Senior Vice
Vice President              President, Metropolitan West
                            Securities, Inc. 10880 Wilshire
                            Blvd., Suite 200, Los Angeles, CA
                            90024

Michael G. Dolan          Prior to February, 1994, Senior
Assistant Vice President    Financial Analyst, General Electric
                            Company, 1000 Western Ave., Lynn, MA
                            01905

Joseph J. Eagleeye        Prior to August, 1994, Associate,
Assistant Vice President    David Taussig & Associates, 424
                            University Ave., Sacramento, CA
                            95813

Michael T. Fitzgerald     Prior to September, 1994, Senior
Senior Vice President       Vice President, Vantage Global
                            Advisers, 1201 Morningside Dr.,
                            Manhattan Beach, CA 90266

Roland Gillis             Prior to March, 1995, Vice President
Senior Vice President       and Senior Portfolio Manager,
                          Keystone Group, Inc., 200 Berkeley
                          St., Boston, MA 02116

Mark D. Goodwin           Prior to May, 1994, Manager, Audit &
Assistant Vice President    Operations Analysis, Mitre
                            Corporation, 202 Burlington Rd.,
                            Bedford, MA 01730

Stephen A. Gorman         Prior to July, 1994, Financial
Assistant Vice President    Analyst, Boston Harbor Trust
                            Company, 100 Federal St., Boston, MA
                            02110

Jill Grossberg            Prior to March, 1995, Associate
Assistant Vice President    Counsel, 440 Financial Group of
and Associate Counsel       Worcester, Inc., 440 Lincoln St.,
                            Worcester, MA 01653; Prior to
                            November, 1993, Counsel, Berman
                            DeValerio & Pease, One Liberty
                            Square, Boston, MA 02109

Deborah R. Healey         Prior to June, 1994, Senior Equity
Senior Vice President       Trader, Fidelity Management &
                            Research Company, 82 Devonshire St.,
                            Boston, MA 02109

Lisa A. Heitman           Prior to July, 1994, Securities
Senior Vice President       Analyst, Lord, Abbett & Company, 767
                            Fifth Ave., New York, NY 10153

Pamela Holding            Prior to May, 1995, Senior Securities
Vice President              Analyst, Kemper Financial Services,
                            Inc., 120 South LaSalle St.,
                            Chicago, IL 60603

Michael F. Hotchkiss      Prior to May, 1994, Vice President,
Vice President              Massachusetts Financial Services,
                            500 Boylston St., Boston, MA 02116

Walter Hunnewell, Jr.     Prior to April, 1994, Managing
Vice President              Director, Veronis, Suhler &
                            Associates, 350 Park Avenue, New
                            York, NY 10022

Joseph Joseph             Prior to October, 1994, Managing
Vice President              Director, Vert Independent Capital
                            Research, 53 Wall St., New York, NY
                            10052

Mary E. Kearney           Prior to February, 1995, Partner,
Managing Director           Price Waterhouse, 160 Federal St.,
                          Boston, MA  02110

D. William Kohli          Prior to September, 1994, Executive
Managing Director           Vice President and Co-Director of
                            Global Bond Management, Franklin
                            Advisors/Templeton Investment
                            Counsel, 777 Mariners Island Blvd.,
                            San Mateo, CA 94404

Karen R. Korn             Prior to June, 1994, Vice President,
Vice President              Assistant to the President, Designs,
                            Inc. 1244 Boylston St., Chestnut
                            Hill, MA 02167

Peter B. Krug             Prior to January, 1995, Owner and
Vice President              Director, Griswold Special Care, 42
                            Ethan Allen Drive, Acton, MA 01720

Catherine A. Latham       Prior to August, 1995, Director of
Vice President              Human Resources, Electronic Data
                            Systems, 1601 Trapello Rd., Waltham,
                            MA 02154

Kevin Lemire              Prior to March, 1995, Corporate
Assistant Vice President    Facilities Manager, Bose
                            Corporation, The Mountain,
                            Framingham, MA 01701; Prior to June,
                            1994, Facilities Manager, The
                            Pioneer Group, 60 State St., Boston,
                            MA 02109

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Director,
Officer                     INROADS/Central New England, Inc.,
                            99 Bedford St., Boston,MA 02111

Jeffrey R. Lindsey        Prior to April, 1994, Vice President
Vice President              and Board Member, Strategic
                            Portfolio Management, 900 Ashwood
                            Parkway, Suite 290, Atlanta, GA
                            30338

James W. Lukens           Prior to February, 1995, Vice
Senior Vice President       President of Institutional
                          Marketing, Keystone Group, Inc., 200
                          Berkeley St., Boston, MA 02116

Michael Martino           Prior to January, 1994, Executive
Managing Director           Vice President and Chief Investment
                            Officer until 1992

Helen Mazareas            Prior to May, 1995, Librarian,
Assistant Vice President    Scudder, Stevens & Clark, 2
                            International Place, Boston, MA
                            02110; Prior to January, 1994,
                            Systems Librarian, Goodwin, Procter
                            & Hoar, Exchange Place, Boston, MA
                            02109

Alexander J. McAuley      Prior to June, 1995, Vice President,
Senior Vice President       Deutsche Bank Securities Corp. -
                            Deutsche Asset Management, 1290
                            Avenue of the Americas, New York, NY
                            10019

Susan A. McCormack        Prior to May, 1994, Associate
Vice President              Investment Banker, Merrill Lynch &
                            Co., 350 South Grand Ave., Suite
                            2830, Los Angeles, CA 90071

Carol McMullen            Prior to June, 1995, Senior Vice,
Managing Director           President and Senior Portfolio
                            Manager, Baring Asset Management,
                            125 High Street, Boston, MA 02110

Darryl Mikami             Prior to June, 1995, Vice President,
Senior Vice President       Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Carol H. Miller           Prior to July, 1995, Business
Assistant Vice President    Development Officer, Bank of Boston
                            - Connecticut, 100 Pearl St.,
                            Hartford, CT 06101

Seung H. Minn             Prior to June, 1995, Vice President
Vice President              in Portfolio Management and
                            Research, Templeton Quantitative
                            Advisors, Inc.,

Maziar Minovi             Prior to January, 1995, Associate
Vice President              Privatization Specialist, The
                            International Bank for
                            Reconstruction and Development, 1818
                            H St. N.W., Washington, DC 20433

Kenneth Mongtomery        Prior to July, 1995, Senior Vice
Managing Director           President and Director of World Wide
                            Sales, Chemcial Banking Corporation,

Paul G. Murphy            Prior to January, 1995, Section
Assistant Vice President    Manager, First Data Corp., 53 State
                            Street, Boston, MA 02109

C. Patrick O'Donnell, Jr. Prior to May, 1994, President,
Managing Director           Exeter Research, Inc., 163 Water
                            Street, Exeter, New Hampshire, 03833

Brian O'Keefe             Prior to December, 1993, Vice
Vice President              President - Foreign Exchange Trader,
                            Bank of Boston, 100 Federal Street,
                            Boston, MA 02109

Margaret Pietropaolo      Prior to January, 1994, Data Base/
Assistant Vice President    Production Analyst, Wellington
                            Management, 75 State Street, Boston,
                            MA 02109

Jane E. Price             Prior to February, 1995, Associate
Assistant Vice President    ERISA Attorney, Hale & Dorr,
                          60 State St., Boston, MA  02109

Keith Quinton             Prior to July, 1995, Vice President,
Senior Vice President       Falconwood Securities Corporation.,

Paul T. Quistberg         Prior to July, 1995, Assistant
Assistant Vice President    Investment Officer, The Travelers
                            Insurance Group.,

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.;   Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108;      Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Thomas Rosalanko          Prior to February, 1995, Senior
Senior Vice President       Account Manager, SEI Corporation,
                            680 East Swedesford Road, Wayne, PA
                            19807

Michael Scanlon           Prior to February, 1995, Senior
Assistant Vice President    Financial Analyst, Massachusetts
                            Financial Services, 500 Boylston
                            St., Boston, MA 02116

Robert M. Shafto          Prior to January, 1995, Account
Assistant Vice President    Manager, IBM Corporation, 404 Wyman
                            St., Waltham, MA 02254

Karen F. Smith            Prior to May, 1994, Consultant and
Assistant Vice President    Portfolio Manager, Wyatt Asset
                            Services, Inc., 1211 W.W. 5th Ave.,
                            Portland, OR 97204

Margaret Smith            Prior to September, 1995, Vice
Senior Vice President       President, State Street Research,
                            One Financial Center, Boston, MA
                            02111

Steven Spiegel            Prior to December, 1994, Managing
Senior Managing Director    Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

George W. Stairs          Prior to July, 1994, Equity Research
Vice President              Analyst, ValueQuest Limited,
                            Roundy's Hill, Marblehead, MA 01945

James H. Steggall         Prior to May, 1995, Senior Municipal
Assistant Vice President    Analyst, Colonial Management
                            Associates, Inc., One Financial
                            Center, Boston, MA 02111; Prior to
                            May, 1994, Controller, Wheelabrator
                            Environmental Systems, Libery Lane,
                            Hampton, NH 03842

Karen Stewart             Prior to May, 1995, Equity Research
Assistant Vice President    Analyst, Chancellor Capital
                            Management, 1166 Avenue of the
                            Americas, New York, NY 10036

Roger Sullivan            Prior to December, 1994, Vice
Senior Vice President       President, State Street Research &
                            Management Co., One Financial
                            Center, Boston, MA 02111

Robert Swift              Prior to August, 1995, Far East Team
Senior Vice President       Leader and Portfolio Manager, IAI
                            International/Hill Samuel Investment
                            Advisors, 10 Fleet Place, London,
                            England

Jerry H. Tempelman        Prior to May, 1994, Senior Money
Assistant Vice President    Market Trader, State Street Bank &
                            Trust Co., 225 Franklin, Street,
                            Boston, MA 02110

Michael Temple            Prior to June, 1995, Vice President,
Vice President              Duff & Phelps, 55 East Monroe,
                            Chicago, IL 60613

Hillary F. Till           Prior to May, 1994, Fixed-Income
Vice President              Derivative Trader, Bank of Boston,
                            100 Federal Street, Boston, MA
                            02109; Prior to December, 1993,
                            Equity Analyst, Harvard Management
                            Company, 600 Atlantic St., Boston,
                            MA 02109

Lisa L. Trubiano          Prior to July, 1995, Senior Marketing
Vice President              Consultant, John Hancock Mutual Life
                            Insurance Company,

Elizabeth A. Underhill    Prior to August, 1994, Vice President
Senior Vice President       and Senior Equity Analyst, State
                            Street Bank and Trust Company, 225
                            Franklin St., Boston, MA 02110

Charles C. Van Vleet      Prior to August, 1994, Vice President
Senior Vice President       and Fixed-Income Manager, Alliance
                            Capital Management, 1345 Avenue of
                            the Americas, New York, NY 10105

Francis P. Walsh          Prior to November, 1994, Research
Vice President              Analyst, Furman, Selz, Inc. 230 Park
                            Avenue, New York, NY 10169; Prior to
                            December, 1993, Strategic Marketing
                            Analyst, Lotus Development,
                            Corporation 55 Cambridge Parkway,
                            Cambridge, MA 02142

Michael R. Weinstein      Prior to March, 1994, Management
Vice President              Consultant, Arthur D. Little, Acorn
                            Park, Cambridge, MA 02140

Item 29. Principal Underwriter

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam Adjustable Rate U.S. Government Fund, Putnam American Government Income Fund, Putnam American Renaissance Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Trust, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund,
Putnam Capital Manager Trust, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Growth Fund,
Putnam Federal Income Trust, Putnam Florida Tax Exempt Income
Fund, The Putnam Fund for Growth and Income, The George Putnam
Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Growth Fund, Putnam Growth and Income Fund, Putnam Health Sciences Trust, Putnam High Yield Trust,
Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate Tax Exempt Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investment-Grade Bond Fund, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam
Money Market Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam
New Opportunities Fund, Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC Emerging Growth Fund, Putnam Overseas Growth Fund,
Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred
Income Fund, Putnam Research Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income
Trust, Putnam U.S. Government Income Trust, Putnam Utilities
Growth and Income Fund, Putnam Vista Fund, Putnam Voyager Fund

(b)  The directors and officers of the Registrant's principal underwriter are:

Positions and Offices        Positions and Offices
Name                           with Underwriter                    with Registrant
John V. Adduci             Assistant Vice President                     None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Vice President                               None
Hallie L. Baron            Assistant Vice President                     None
Ira G. Baron               Senior Vice President                        None
John L. Bartlett           Senior Vice President                        None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Vice President                               None
Matthew F. Beaudry         Vice President                               None
Janet S. Becker            Assistant Vice President                     None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Maureen L. Boisvert        Vice President                               None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Scott C. Brown             Vice President                               None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Ellen S. Callahan          Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Peter J. Campagna          Vice President                               None
Robert Capone              Vice President                               None
Charles A. Carey           Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
James E. Clinton           Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Vice President                               None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Anna Coppola               Vice President                               None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Vice President                               None
Chad H. Cristo             Assistant Vice President                     None
Lisa M. D'Allesandro       Assistant vice President                     None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Richard D. DeSalvo         Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Daniel J. Delianedis       Vice President                               None
Judith S. Deming           Assistant Vice President                     None
Teresa F. Dennehy          Assistant Vice President                     None
J. Thomas Despres          Senior Vice President                        None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Emily J. Durbin            Vice President                               None
Dwyer Cabana, Susan        Vice President                               None
David B. Edlin             Senior Vice President                        None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Vice President                               None
Paul F. Fichera            Senior Vice President                        None
C. Nancy Fisher            Senior Vice President                        None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Samuel F. Gagliardi        Vice President                               None
Karen M. Gardner           Assistant Vice President                     None
Judy S. Gates              Vice President                               None
Richard W. Gauger          Assistant Vice President                     None
Joseph P. Gennaco          Vice President                               None
Stephen E. Gibson          Managing Director                            None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Mark D. Goodwin            Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Assistant Vice President                     None
Robert G. Greenly          Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Vice President                               None
Meghan C. Hannigan         Assistant Vice President                     None
Bruce D. Harrington        Assistant Vice President                     None
Marilyn M. Hausammann      Senior Vice President                        None
Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
Joanne Heyman              Assistant Vice President                     None
Bess J.M. Hochstein        Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Senior Vice President                        None
Gregory E. Hyde            Senior Vice President                        None
Dwight D. Jacobsen         Senior Vice President                        None
Douglas B. Jamieson        Senior Managing Director, Director           None
Jay M. Johnson             Vice President                               None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Brian J. Kelly             Vice President                               None
Anne Kinsman               Assistnat Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Assistant Vice President                     None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Assistant Vice President                     None
Arthur B. Laffer, Jr.      Vice President                               None
Catherine A. Lathan        Vice President                               None
James D. Lathrop           Vice President                               None
Charles C. Ledbetter       Vice President                               None
Kevin Lemire               Assistant Vice President                     None
Eric S. Levy               Vice President                               None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Assistant Vice President                     None
Ann Marie Linehan          Assistant Vice President                     None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Robert F. Lucey            Senior Managing Director, Director           None
Kathryn A. Lucier          Assistant Vice President                     None
Alana Madden               Vice President                               None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Renee L. Maloof            Assistant Vice President                     None
Frederick S. Marius        Assistant Vice President                     None
Karen E. Marotta           Vice President                               None
Kathleen M. McAnulty       Assistant Vice President                     None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
Marla J. McDougall         Assistant Vice President                     None
Walter S. McFarland        Vice President                               None
Mark J. McKenna            Senior Vice President                        None
Gregory J. McMillan        Vice President                               None
Claye A. Metelmann         Vice President                               None
J. Chris Meyer             Senior Vice President                        None
Bart D. Miller             Vice President                               None
Douglas W. Miller          Vice President                               None
Jeffery M. Miller          Senior Vice President                        None
Ronald K. Mills            Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Assistant Vice President                     None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
John P. Nickodemus         Vice President                               None
Michael C. Noonis          Assistant Vice President                     None
Kristen P. O'Brien         Vice President                               None
Kevin L. O'Shea            Senior Vice President                        None
Nathan D. O'Steen          Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
John D. Pataccoli          Vice President                               None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Jeffrey E. Place           Senior Vice President                        None
Keith Plapinger            Vice President                               None
Jane E. Price              Assistant Vice President                     None
Douglas H. Powell          Vice President                               None
Susannah Psomas            Vice President                               None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                             Chairman & President
George A. Rio              Senior Vice President                        None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Thomas C. Rowley           Vice President                               None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Assistant Vice President                     None
Robert M. Santosuosso      Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Assistant Vice President                     None
Karl W. Saur               Vice President                               None
Michael Scanlon            Assistant Vice President                     None
Shannon D. Schofield       Vice President                               None
Christine A. Scordato      Vice President                               None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
John F. Sharry             Managing Director                            None
Stuart D. Sheppard         Assistant Vice President                     None
William N. Shiebler        Director and President                  Vice President
Daniel S. Shore            Vice President                               None
Mark J. Siebold            Assistant Vice President                     None
Gordon H. Silver           Senior Managing Director                Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
Brian L. Sullivan          Vice President                               None
Guy Sullivan               Seniior Vice President                       None
Kevin J. Sullivan          Vice President                               None
Moira Sullivan             Vice President                               None
James S. Tambone           Managing Director                            None
B. Iris Tanner             Assistant Vice President                     None
Louis Tasiopoulos          Managing Director                            None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Assistant Vice President                     None
John C. Tredinnick         Vice President                               None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice Presient                      None
Larry R. Unger             Vice President                               None
Douglas J. Vander Linde    Senior Vice President                        None
Edward F. Whalen           Vice President                               None
Robert J. Wheeler          Senior Vice President                        None
John B. White              Vice President                               None
Kirk E. Williamson         Senior Vice President                        None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Vice President                               None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Senior Vice President                        None
Timothy R. Young           Vice President                               None
SooHee L. Zebedee          Vice President                               None
Laura J. Zografos          Vice President                               None

The principal business address of each person listed above is One
Post Office Square, Boston, MA 02109, except for:

Mr. Alpaugh, 5980 Richmond Highway, Alexandria, VA 22303
Mr. Anwar, 131 Crystal Road, Colmar, PA 18915
Mr. Avery, 7031 Spring Ridge Rd., Cary NC 27511
Mr. Baron, 31 Cala Moreya, Laguna Niguel, CA 92667
Mr. Bartlett, 7 Fairfield St., Boston, MA 02116
Mr. Beatty, 200 High St., Winchester, MA 01890
Mr. Beringer, 4915 Dupont Avenue South, Minneapolis, MN 55409 Ms. Besset, 1140 North LaSalle Blvd, Chicago, IL 60610
Mr. Bouchard, 18 Brice Rd., Annapolis, MD 21401
Mr. Brockelman, 94 Middleton Rd., Boxford, MA 01921
Mr. Brown, 2012 West Grove Drive, Gibson, PA 15044
Ms. Buckner, 21012 West Grove Drive, Gibsonia, PA 15044
Mr. Campagna, 2091-B Lake Park Drive, Smyrna, GA 30080
Ms. Castro, 26 Gould Road, Andover, MA 01810
Mr. Church, 4504 Sir Winston Place, Charlotte, NC 28211
Mr. Cristo, 11 Schenck Ave., Great Neck, NY 11021
Mr. Coneeny, 10 Amherst St., Arlington, MA 02174
Mr. Connelly, 4634 Mirada Way, Sarasota, FL 34238
Mr. Corvinus, 208 Water St., Newburyport, MA 01950
Ms. Dahill, 270-1 C Iven Ave., St. David's, PA 19087
Mr. Deliandis, 206 Promontory Drive, Newport Beach, CA 92660 Mr. DeSalvo, 54 Morriss Place, Maddison, NJ 07940
Mr. DeSimone, Pheasant Run Apartments, Inlet Ridge Drive,
    Maryland Heights, MO 63043
Ms. Dwyer-Cabana, 7730 Herrick Park, Hudson, OH 44236
Mr. Edlin, 7 River Road, 305 Palmer Point, Cos Cob, CT 06807 Mr. English, 1184 Pintail Circle, Boulder, CO 80303
Mr. Goodman, 14 Clover Place, Cos Cob, CT 06807
Mr. Gubala, 4308 Rickover Drive, Dallas, TX 75244
Mr. J. Halloran, 978 W. Creek Lane, Westlake Village, CA 91362 Mr. T. Halloran, 19449 Misty Lake Dr., Strongsville, OH 44136 Mr. Hyde, 3305 Sulky, Marietta, GA 30067
Mr. Jacobsen, 2744 Joyce Ridge Drive, Chesterfield, MO 63017 Mr. Johnson, 200 Clock Tower Place, Carmel, CA 93923
Mr. Keating, 5521 Greenville Avenue, Dallas, TX 75206
Mr. Kelley, 3356 North Lakeharbor Lane, Boise, ID 83703
Ms. Kelly, 31 Jeffrey's Neck Road, Ipswich, MA 01938
Ms. Kinsman, 9599 Brookview Circle, Woodbury, MN 55125
Ms. Kirk, 124 Rivermist Dr., Buffalo, NY 14202
Ms. Kraunelis, 584 East Eighth St., South Boston, MA 02127
Mr. Lathrop, 14814 Straub Hill Lane, Chesterfield, MO 63017 Mr. Lewandowski, 805 Darrell Road, Hillsborough, CA 94010
Mr. Lewandowski, Jr., 1 Kara East, Irvine, CA 92720
Mr. Lieberman, 200 Roy St., Seattle, WA 98109
Ms. Madden, 8649 North Himes Avenue, Tampa, FL 33614
Mr. McConville, 515 S. Arlington Heights Rd., Arlington
    Heights, IL 6005
Mr. McFarland, 8012 Dancing Fern Trail, Chattanooga, TN 37421 Mr. McMillan, 203 D. Zigler St., Zelienople, PA 16063
Mr. McMurtrie, 14529 Glastonbury, Detroit, MI 48223
Mr. B. Miller, 24815 Acropolis Drive, Mission Viejo, CA 92691 Mr. D. Miller, 70 Williams St., Greenwich, CT 06380
Mr. Moret, 4519 Lawn Avenue, Western Springs, IL 60558
Mr. Murray, 710 Cheyenne Drive, Franklin Lakes, NJ 07417
Mr. Nadherny, 9714 Marmount Drive, Seattle, WA 98117
Mr. Nickodemus, 463 Village Oaks Court, Ann Arbor, MI 48103 Mr. O'Steen, 2091-B Lake Park Drive, Smyrna, GA 30080
Mr. Papes, 3102 Wood View Bridge Drive, Kansas City, KS 66103 Mr. Pataccoli, 333 39th St., Manhattan Beach, CA 90266
Mr. Joe Phoenix, 1426 Asbury Avenue, Hubbard Woods, IL 60093 Mr. John Phoenix, 709 South Rome Avenue, Tampa, FL 33606
Mr. Place, 4211 Loch Highland Parkway, Roswell, GA 30075
Mr. Pulkrabek, 190 Jefferson Lane, Streamwood, IL 60107
Mr. Powell, 1508 Ruth Lane, Newport Beach, CA 92660
Mr. Rowe, 109 Shore Drive, Longwood, FL  32779
Mr. Rowell, 2240 Union St., San Francisco, CA 94123
Mr. Rowley, 237 Peeke Avenue, Kirkwood, MO 63122
Ms. Sarkisian, 1 Goodridge Ct., Boston, MA 02113
Ms. Saunders, 39939 Stevenson Common, Freemont, CA 94538
Ms. Schofield, 618 Rimington Lane, Decatur, GA 30030
Mr. Shamburg, 10603 N. 100th Street, Scottsdale, AZ 85260
Mr. Shore, 2870 Pharr Court South, N.W., Atlanta, GA 30305
Mr. Stickney, 1314 Log Cabin Lane, St. Louis, MO 63124
Mr. B. Sullivan, 777 Pinoake Road, Pittsburgh, PA 15243
Mr. G. Sullivan, 35 Marlborough St., Boston, MA 02116
Ms. M. Sullivan, 493 Zinfandel Lane, St. Helena, CA 94574
Ms. Sweeney, 31 Heritage Way, Marblehead, MA 01945
Mr. Tambone, 10 Commercial Wharf, Boston, MA 02110
Mr. Tasiopolous, 5 Homestead Farms Drive, Norwell, MA 02061 Mr. Tredinnick, 2995 Glenwood Drive, Boulder, CO 80301
Mr. Telling, 5 Spindriff Court, Williamsville, NY 14221
Mr. Unger, 212 E. Broadway, New York, NY 10002
Mr. Williamson, 111 Maple Ridge Way, Covington, LA 70433
Mr. White, 10 Mannion Place, Littleton, MA 01460
Mr. Woloshin, 100 West 89th St., New York, NY 10024
Ms. Zografos, 12712 Coeur de Monde Ct., St. Louis, MO 63146

Item 30.   Location of Accounts and Records

           Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 31.   Management Services

           None.

Item 32.   Undertakings

           The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                    CONSENT OF INDEPENDENT ACCOUNTANTS

           We hereby consent to the incorporation by reference in the Prospectuses and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-98790) (the "Registration Statement") of our reports dated September 14, 1995 and September 18, 1995, respectively, relating to the financial statements and financial highlights appearing in the July 31, 1995 Annual Reports of Putnam Tax-Free Insured Fund and Putnam Tax-Free High Yield Fund, which financial statements and financial highlights are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Independent Accountants and Financial Statements" in such Statement of Additional Information and under the heading "Financial highlights" in such Prospectuses.

PRICE WATERHOUSE LLP
Boston, Massachusetts
   December 1    , 1995

                                  NOTICE

           A copy of the Agreement and Declaration of Trust of Putnam Tax-Free Income Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Tax-Free Income Trust, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Tax-Free Income Trust and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title                    Date

/s/ Eli Shapiro
---------------              Trustee             April 19, 1995
Eli Shapiro

                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston,
and The Commonwealth of Massachusetts, on the    13th     day of
   December    , 1995.

                             PUTNAM TAX-FREE INCOME TRUST


                             By:  Gordon H. Silver, Vice
                                  President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Tax-
Free Income Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature                   Title

George Putnam               President and Chairman of the Board;
                            Principal Executive Officer; Trustee

William F. Pounds           Vice Chairman; Trustee

John D. Hughes              Vice President; Treasurer and
                            Principal Financial Officer

Paul G. Bucuvalas           Assistant Treasurer and Principal
                            Accounting Officer

Jameson A. Baxter           Trustee

Hans H. Estin               Trustee

John A. Hill                Trustee

Elizabeth T. Kennan         Trustee

Lawrence J. Lasser          Trustee

Robert E. Patterson         Trustee

Donald S. Perkins           Trustee

George Putnam, III          Trustee

Eli Shapiro                 Trustee

A.J.C. Smith                Trustee

W. Nicholas Thorndike       Trustee


                            By:  Gordon H. Silver, as Attorney-
                                 in-Fact
                                    December 13    , 1995